Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 2,602	£ 3,291
Functional Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,144	2,842
US Dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	158	161
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	174	159
Other Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 126	£ 129